Equity (Details) - Schedule of employee option activity $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Schedule of employee option activity [Abstract]
Number of options, Outstanding beginning | shares	119,767
Weighted average exercise price, Outstanding beginning | $ / shares	$ 2.58
Weighted average remaining contractual term (in years), Outstanding beginning	1 year 4 months 13 days
Aggregate intrinsic value, Outstanding beginning | $	$ 1,171
Number of options, Granted | shares
Weighted average exercise price, Granted | $ / shares
Weighted average remaining contractual term (in years), Granted
Aggregate intrinsic value, Granted | $
Number of options, Exercised | shares	(95,517)
Weighted average exercise price, Exercised | $ / shares	$ 2.28
Weighted average remaining contractual term (in years), Exercised
Aggregate intrinsic value, Exercised | $
Number of options, Forfeited | shares
Weighted average exercise price, Forfeited | $ / shares
Weighted average remaining contractual term (in years), Forfeited
Aggregate intrinsic value, Forfeited | $
Number of options, Outstanding ending | shares	24,250
Weighted average exercise price, Outstanding ending | $ / shares	$ 3.45
Weighted average remaining contractual term (in years), Outstanding ending	1 year 2 months 26 days
Aggregate intrinsic value, Outstanding ending | $	$ 380
Number of options, Exercisable | shares	24,250
Weighted average exercise price, Exercisable | $ / shares	$ 3.45
Weighted average remaining contractual term (in years),Exercisable	1 year 2 months 26 days
Aggregate intrinsic value, Exercisable | $	$ 380